Trade Accounts Receivables Factoring Agreement	12 Months Ended
Dec. 31, 2015
Trade Acounts Receivables Factoring Agreement [Abstract]
Trade Acounts Receivables Factoring Agreement
4.      Trade Accounts Receivables Factoring Agreement

In connection with the factoring agreement, renewed on November 13, 2015 and valid until November 14, 2016 the Company sold $178,494, $473,815 and $572,662 of trade accounts receivable during the fiscal year 2015,  2014 and 2013, respectively. Servicing fees amounted to $667, $1,298 and $1,563, and are included in the consolidated statements of income for the year ended December 31, 2015, 2014 and 2013, respectively (Note 21).